ACQUISITIONS Narrative (Detail) - Milestone and Ponte Technology [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) shares
Business Acquisition [Line Items]
Initial cash payments	$ 21,400
Equity issued (in shares) | shares	242,250
Equity issued	$ 1,858
Intangibles acquired	$ 5,059